UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
898 N. Broadway, Suite 2
Massapequa, New York 11758
 (Name and address of agent for service)

(844) 986-7676
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 12.0%
	Edsouth Indenture No. 5, LLC, Series 2014-1, Class A
$ 488,847	2.327% (1 Month LIBOR USD + 0.700%), 2/25/39 [1]	$484,358
	Home Partners of America Trust, Series 2017-1, Class A
2,688,110	2.476% (1 Month LIBOR USD + 0.817%), 7/17/34 [1]	2,682,939
	Home Partners of America Trust, Series 2018-1, Class A
8,141,040	2.559% (1 Month LIBOR USD + 0.900%), 7/17/37 [1]	8,132,977
	Invitation Homes Trust, Series 2017-SFR2, Class A
1,848,701	2.509% (1 Month LIBOR USD + 0.850%), 12/17/36 [1]	1,841,576
	Invitation Homes Trust, Series 2017-SFR2, Class B
4,600,000	2.809% (1 Month LIBOR USD + 1.150%), 12/17/36 [1]	4,597,642
	Invitation Homes Trust, Series 2018-SFR2, Class D
2,292,000	3.109% (1 Month LIBOR USD + 1.450%), 6/17/37 [1]	2,278,330
	Invitation Homes Trust, Series 2018-SFR3, Class A
4,693,074	2.659% (1 Month LIBOR USD + 1.000%), 7/17/37 [1]	4,701,510
	Invitation Homes Trust, Series 2018-SFR3, Class B
3,500,000	2.809% (1 Month LIBOR USD + 1.150%), 7/17/37 [1]	3,506,336
	Invitation Homes Trust, Series 2018-SFR4, Class A
3,554,480	2.759% (1 Month LIBOR USD + 1.100%), 1/17/38 [1]	3,565,027
	Invitation Homes Trust, Series 2018-SFR4, Class C
5,000,000	3.059% (1 Month LIBOR USD + 1.400%), 1/17/38 [1]	4,981,164
	Mill City Mortgage Loan Trust, Series 2016-1, Class B2
500,000	3.923%, 4/25/57 [1]	545,119
	Progress Residential Trust, Series 2018-SFR2, Class A
225,000	3.712%, 8/17/35	231,213
	SLM Student Loan Trust, Series 2005-5, Class A5
221,000	2.544% (3 Month LIBOR USD + 0.750%), 10/25/40 [1]	213,540
	SMB Private Education Loan Trust, Series 2014-A, Class A3
790,000	3.158% (1 Month LIBOR USD + 1.500%), 4/15/32 [1]	802,242
	SoFi Professional Loan Program, LLC, Series 2015-B, Class A1
142,895	2.677% (1 Month LIBOR USD + 1.050%), 4/25/35 [1]	143,523
	Starwood Waypoint Homes Trust, Series 2017-1, Class A
719,008	2.609% (1 Month LIBOR USD + 0.950%), 1/17/35 [1]	719,952
	Towd Point Mortgage Trust, Series 2017-1, Class B2
2,000,000	3.970%, 10/25/56 [1]	2,154,862
	Towd Point Mortgage Trust, Series 2017-2, Class A4
1,166,939	2.964%, 4/25/57	1,203,923
	Towd Point Mortgage Trust, Series 2017-3, Class A4
1,263,013	2.872%, 7/25/57 [1]	1,300,205
	Towd Point Mortgage Trust, Series 2018-5, Class A1B
500,000	3.250%, 7/25/58 [1]	546,658
	Towd Point Mortgage Trust, Series 2018-6, Class A1B
4,300,000	3.750%, 3/25/58 [1]	4,686,818
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1
1,747,376	2.627% (1 Month LIBOR USD + 1.000%), 5/25/58 [1]	1,761,785
TOTAL ASSET BACKED SECURITIES
(Cost $51,082,162)		51,081,699

COLLATERALIZED LOAN OBLIGATIONS: 7.9%
	Anchorage Capital CLO Ltd., Series 2015-7A, Class AR
2,990,695	2.791% (3 Month LIBOR USD + 0.960%), 10/15/27 [1]	2,987,948
	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class AR2
1,000,000	3.019% (3 Month LIBOR USD + 1.200%), 7/20/31 [1]	1,002,047
	CBAM Ltd., Series 2018-5A, Class B1
5,245,000	3.236% (3 Month LIBOR USD + 1.400%), 4/17/31 [1]	5,179,888
	CIFC Funding Ltd., Series 2017-3A, Class A2
5,000,000	3.619% (3 Month LIBOR USD + 1.800%), 7/20/30 [1]	5,005,711
	Crown Point CLO Ltd., Series 2015-3A, Class A2R
2,000,000	3.281% (3 Month LIBOR USD + 1.450%), 12/31/27 [1]	1,996,032
	Dryden CLO Ltd., Series 2018-64A, Class B
5,950,000	3.219% (3 Month LIBOR USD + 1.400%), 4/18/31 [1]	5,925,975
	Dryden Senior Loan Fund, Series 2014-36A, Class AR2
500,000	3.111% (3 Month LIBOR USD + 1.280%), 4/15/29 [1]	500,736
	Dryden Senior Loan Fund, Series 2015-38A, Class BR
3,000,000	3.481% (3 Month LIBOR USD + 1.650%), 7/15/30 [1]	3,003,554
	Madison Park Funding Ltd., Series 2014-15A, Class A2R
1,250,000	3.294% (3 Month LIBOR USD + 1.500%), 1/27/26 [1]	1,252,495
	Madison Park Funding Ltd., Series 2015-17A, Class AR
1,750,000	3.039% (3 Month LIBOR USD + 1.220%), 7/21/30 [1]	1,752,625
	Magnetite Ltd., Series 2019-24A, Class B
1,500,000	3.757% (3 Month LIBOR USD + 1.850%), 1/15/33 [1]	1,515,657
	NZCG Funding Ltd., Series 2015-1A, Class A2R
400,000	3.197% (3 Month LIBOR USD + 1.550%), 2/26/31 [1]	394,699
	Romark CLO Ltd., Series 2019-3A, Class A1
2,005,000	3.201% (3 Month LIBOR USD + 1.370%), 7/15/32 [1]	2,003,924
	Tralee CLO Ltd., Series 2017-4A, Class B
475,000	3.469% (3 Month LIBOR USD + 1.650%), 1/20/30 [1]	470,492
	Venture CLO Ltd., Series 2013-14A, Class CRR
750,000	3.863% (3 Month LIBOR USD + 2.250%), 8/28/29 [1]	742,275
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $33,797,784)		33,734,058

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.4%
	Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 2M2
971,520	6.627% (1 Month LIBOR USD + 5.000%), 11/25/24 [1]	1,043,602
	Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 2M2
1,041,131	6.177% (1 Month LIBOR USD + 4.550%), 2/25/25 [1]	1,078,309
	Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2
9,603,179	5.877% (1 Month LIBOR USD + 4.250%), 1/25/29 [1]	10,071,305
	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1
70,508	2.927% (1 Month LIBOR USD + 1.300%), 7/25/29 [1]	70,528
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3
2,564,193	5.777% (1 Month LIBOR USD + 4.150%), 1/25/25 [1]	2,656,508
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
298,487	4.227% (1 Month LIBOR USD + 2.600%), 12/25/27 [1]	298,838
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2
422,248	4.477% (1 Month LIBOR USD + 2.850%), 4/25/28 [1]	426,030
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2
122,935	3.577% (1 Month LIBOR USD + 1.950%), 5/25/25 [1]	124,133
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
14,114	4.277% (1 Month LIBOR USD + 2.650%), 3/25/28 [1]	14,125

	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2
167,159	3.627% (1 Month LIBOR USD + 2.000%), 12/25/28 [1]	167,255
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M2
155,171	4.377% (1 Month LIBOR USD + 2.750%), 9/25/28 [1]	155,328
	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class A6
1,052,853	3.500%, 3/25/50 [1]	1,080,819
	JP Morgan Mortgage Trust, Series 2019-3, Class A11
1,552,083	2.577% (1 Month LIBOR USD + 0.950%), 9/25/49 [1]	1,556,596
	JP Morgan Mortgage Trust, Series 2019-5, Class A4
808,358	4.000%, 11/25/49 [1]	821,259
	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
993,798	3.127% (1 Month LIBOR USD + 1.500%), 6/25/57 [1]	1,013,003
	Sequoia Mortgage Trust, Series 2018-CH1, Class A1
1,258,259	4.000%, 2/25/48 [1]	1,296,878
	Sequoia Mortgage Trust, Series 2018-CH1, Class A19
1,094,138	4.000%, 2/25/48 [1]	1,127,028
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,111,207)		23,001,544

CORPORATE BONDS: 53.4%
Aerospace & Defense: 0.1%
	L3Harris Technologies, Inc.
250,000	2.250% (3 Month LIBOR USD + 0.480%), 4/30/20 [1]	250,152

Agriculture: 1.4%
	Bunge Ltd. Finance Corp.
3,632,000	3.000%, 9/25/22	3,751,377
	Viterra, Inc.
2,000,000	5.950%, 8/1/20	2,033,956
		5,785,333
Auto Manufacturers: 7.1%
	Ford Motor Credit Co., LLC
1,558,000	3.157%, 8/4/20	1,563,876
902,000	2.865% (3 Month LIBOR USD + 0.930%), 9/24/20 [1]	902,429
1,000,000	3.200%, 1/15/21	1,006,726
900,000	2.728% (3 Month LIBOR USD + 0.880%), 10/12/21 [1]	890,279
	General Motors Financial Co., Inc.
4,150,000	3.388% (3 Month LIBOR USD + 1.550%), 1/14/22 [1]	4,198,187
6,000,000	3.271% (3 Month LIBOR USD + 1.310%), 6/30/22 [1]	6,042,933
2,318,000	2.890% (3 Month LIBOR USD + 0.990%), 1/5/23 [1]	2,309,920
	Harley-Davidson Financial Services, Inc.
820,000	2.400%, 6/15/20	821,086
130,000	2.850%, 1/15/21	131,302
5,000,000	3.550%, 5/21/21	5,114,994
	Hyundai Capital America
1,031,000	2.750%, 9/18/20	1,037,214
288,000	3.000%, 10/30/20	290,475
	Nissan Motor Acceptance Corp.
1,000,000	2.125%, 3/3/20	1,000,000
1,850,000	2.150%, 7/13/20	1,853,196
1,440,000	2.651% (3 Month LIBOR USD + 0.690%), 9/28/22 [1]	1,438,269
	Volkswagen Group of America Finance, LLC
490,000	2.400%, 5/22/20	490,959
1,000,000	2.653% (3 Month LIBOR USD + 0.940%), 11/12/21 [1]	1,010,256
		30,102,101

Banks: 18.6%
	Bank of America Corp.
3,000,000	5.200% (3 Month LIBOR USD + 3.135%), 6/1/23 [1,2,3]	3,083,970
	Barclays Bank PLC
512,000	2.392% (3 Month LIBOR USD + 0.650%), 8/7/20 [1]	513,243
	Barclays PLC
5,250,000	3.200%, 8/10/21	5,364,171
2,931,000	3.844% (3 Month LIBOR USD + 2.110%), 8/10/21 [1]	2,996,304
2,530,000	3.072% (3 Month LIBOR USD + 1.380%), 5/16/24 [1]	2,577,033
	Citigroup, Inc.
1,500,000	3.341% (3 Month LIBOR USD + 1.380%), 3/30/21 [1]	1,520,167
665,000	2.955% (3 Month LIBOR USD + 1.070%), 12/8/21 [1]	674,100
4,000,000	4.050%, 7/30/22	4,222,556
4,900,000	2.454% (SOFR + 0.870%), 11/4/22 [1]	4,939,972
5,000,000	2.792% (3 Month LIBOR USD + 1.100%), 5/17/24 [1]	5,056,944
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,909,227
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,633,144
	The Goldman Sachs Group, Inc.
1,526,000	3.449% (3 Month LIBOR USD + 1.770%), 2/25/21 [1]	1,548,379
3,579,000	3.213% (3 Month LIBOR USD + 1.600%), 11/29/23 [1]	3,687,291
	HSBC Bank USA N.A.
750,000	4.875%, 8/24/20	762,054
	HSBC Holdings PLC
1,750,000	2.292% (3 Month LIBOR USD + 0.600%), 5/18/21 [1]	1,751,536
	ING Groep NV
400,000	3.150%, 3/29/22	412,536
	JPMorgan Chase & Co.
2,050,000	5.240% (3 Month LIBOR USD + 3.470%), 4/30/20 [1,3]	2,049,477
3,791,000	5.300% (3 Month LIBOR USD + 3.800%), 5/1/20 [1,2,3]	3,809,633
1,000,000	2.985% (3 Month LIBOR USD + 1.100%), 6/7/21 [1]	1,009,840
2,800,000	4.625% (3 Month LIBOR USD + 2.580%), 11/1/22 [1,2,3]	2,731,372
2,800,000	5.150% (3 Month LIBOR USD + 3.250%), 5/1/23 [1,2,3]	2,813,972
1,000,000	2.813% (3 Month LIBOR USD + 1.050%), 5/3/23 [1]	1,003,166
	Lloyds Bank PLC
500,000	6.500%, 9/14/20	512,187
	Lloyds Banking Group PLC
1,335,000	2.728% (3 Month LIBOR USD + 0.800%), 6/21/21 [1]	1,342,781
600,000	3.100%, 7/6/21	611,423
	Mitsubishi UFJ Financial Group, Inc.
1,425,000	2.947% (3 Month LIBOR USD + 1.060%), 9/13/21 [1]	1,442,984
	Mizuho Financial Group, Inc.
3,000,000	3.027% (3 Month LIBOR USD + 1.140%), 9/13/21 [1]	3,038,065
2,774,000	2.553% (3 Month LIBOR USD + 0.940%), 2/28/22 [1]	2,807,156
1,710,000	2.768% (3 Month LIBOR USD + 0.880%), 9/11/22 [1]	1,729,272
	NatWest Markets PLC
840,000	6.125%, 1/11/21	872,981
640,000	3.361% (3 Month LIBOR USD + 1.400%), 9/29/22 [1]	652,238
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	349,139
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	2.959% (3 Month LIBOR USD + 1.140%), 10/19/21 [1]	2,618,644

	UBS Group AG
450,000	3.375% (3 Month LIBOR USD + 1.440%), 9/24/20 [1]	453,459
740,000	2.903% (3 Month LIBOR USD + 1.220%), 5/23/23 [1]	752,343
	Wells Fargo & Co.
3,000,000	3.007% (3 Month LIBOR USD + 1.230%), 10/31/23 [1]	3,042,588
	Wells Fargo Bank N.A.
600,000	3.325% (3 Month LIBOR USD + 0.490%), 7/23/21 [1,2]	604,091
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 [1,2]	1,158,868
		79,058,306
Chemicals: 0.3%
	Celanese US Holdings, LLC
400,000	5.875%, 6/15/21	420,996
	LyondellBasell Industries NV
750,000	6.000%, 11/15/21	798,721
	Monsanto Co.
204,000	2.750%, 7/15/21	206,137
		1,425,854
Computers: 2.0%
	Dell International LLC / EMC Corp.
5,000,000	4.420%, 6/15/21	5,152,538
3,000,000	5.450%, 6/15/23	3,309,412
	HP, Inc.
210,000	4.375%, 9/15/21	218,338
		8,680,288
Diversified Financial Services: 3.8%
	Ally Financial, Inc.
8,800,000	4.125%, 3/30/20	8,826,488
1,000,000	4.250%, 4/15/21	1,023,070
	GE Capital International Funding Co. Unlimited Co.
5,500,000	2.342%, 11/15/20	5,515,605
	Mitsubishi UFJ Lease & Finance Co. Ltd.
360,000	2.500%, 3/9/20	360,071
500,000	2.250%, 9/7/21	504,251
		16,229,485
Electric: 1.7%
	Edison International
1,979,000	2.125%, 4/15/20	1,979,209
5,000,000	2.400%, 9/15/22	5,073,876
		7,053,085
Forest Products & Paper: 0.2%
	Georgia-Pacific, LLC
750,000	5.400%, 11/1/20	767,717

Insurance: 2.4%
	AEGON Funding Co., LLC
1,720,000	5.750%, 12/15/20	1,774,966
	MetLife, Inc.
7,571,000	5.250% (3 Month LIBOR USD + 3.575%), 6/15/20 [1,2,3]	7,575,732
	Metropolitan Life Global Funding I
300,000	2.150% (SOFR + 0.570%), 9/7/20 [1]	300,549
	Protective Life Global Funding
463,000	3.397%, 6/28/21	475,043
		10,126,290

Internet: 0.1%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	584,636

Media: 0.2%
	Discovery Communications, LLC
850,000	2.800%, 6/15/20	851,294

Mining: 0.9%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	837,692
	Glencore Funding, LLC
3,195,000	2.875%, 4/16/20	3,198,077
		4,035,769
Miscellaneous Manufacturers: 4.7%
	Carlisle Companies, Inc.
1,000,000	3.750%, 11/15/22	1,049,499
	General Electric Co.
2,084,000	2.371% (3 Month LIBOR USD + 0.410%), 3/28/20 [1]	2,082,695
4,774,000	4.625%, 1/7/21	4,889,159
3,000,000	5.000% (3 Month LIBOR USD + 3.330%), 1/21/21 [1,2,3]	2,942,145
3,424,000	5.300%, 2/11/21	3,526,290
1,050,000	4.650%, 10/17/21	1,095,357
2,323,000	2.894% (3 Month LIBOR USD + 1.000%), 3/15/23 [1]	2,324,083
2,005,000	2.831% (3 Month LIBOR USD + 1.000%), 4/15/23 [1]	2,022,960
		19,932,188
Oil & Gas: 1.6%
	Occidental Petroleum Corp.
6,500,000	3.142% (3 Month LIBOR USD + 1.450%), 8/15/22 [1]	6,524,128
	Phillips 66
250,000	2.581% (3 Month LIBOR USD + 0.750%), 4/15/20 [1]	250,108
		6,774,236
Oil & Gas Services: 0.1%
	Schlumberger Oilfield UK PLC
450,000	4.200%, 1/15/21	456,792

Pharmaceuticals: 3.0%
	AbbVie, Inc.
5,720,000	2.300%, 11/21/22	5,814,342
	Allergan Sales, LLC
1,000,000	4.875%, 2/15/21	1,035,248
	Bayer US Finance II, LLC
1,000,000	3.500%, 6/25/21	1,022,751
2,029,000	2.750%, 7/15/21	2,061,794
950,000	2.200%, 7/15/22	956,957
	Cardinal Health, Inc.
2,000,000	3.200%, 6/15/22	2,070,092
		12,961,184
Pipelines: 1.5%
	Sabine Pass Liquefaction, LLC
400,000	5.625%, 2/1/21	409,343
3,300,000	6.250%, 3/15/22	3,551,687
1,586,000	5.625%, 4/15/23	1,742,592
	Spectra Energy Partners L.P.
725,000	2.592% (3 Month LIBOR USD + 0.700%), 6/5/20 [1]	726,006
		6,429,628

Real Estate Investment Trusts (REITs): 0.2%
	Service Properties Trust
757,000	4.250%, 2/15/21	766,893

Semiconductors: 1.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
5,000,000	3.000%, 1/15/22	5,098,138

Software: 0.3%
	VMware, Inc.
230,000	2.300%, 8/21/20	230,281
1,000,000	2.950%, 8/21/22	1,029,716
		1,259,997
Telecommunications: 1.9%
	AT&T, Inc.
8,000,000	3.067% (3 Month LIBOR USD + 1.180%), 6/12/24 [1]	8,099,230

Trucking & Leasing: 0.1%
	Penske Truck Leasing Co. LP / PTL Finance Corp.
200,000	3.200%, 7/15/20	200,955

TOTAL CORPORATE BONDS
(Cost $226,236,438)		226,929,551

FEDERAL AGENCY OBLIGATIONS: 4.7%
	Federal Farm Credit Banks Funding Corp.
5,000,000	1.790% (FCPR DLY + -2.960%), 10/29/21 [1]	4,999,710
5,000,000	1.540%, 2/24/22	5,004,923
5,000,000	1.610%, 5/5/22	5,001,470
		15,006,103
	Federal Home Loan Banks
5,000,000	2.050%, 9/23/21	5,002,515
TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $20,000,000)		20,008,618

MORTGAGE BACKED SECURITIES: 1.5%
	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class B
100,000	3.089% (1 Month LIBOR USD + 1.430%), 6/15/35 [1]	100,091
	CHT Mortgage Trust, Series 2017-CSMO, Class B
200,000	3.059% (1 Month LIBOR USD + 1.400%), 11/15/36 [1]	200,334
	New Orleans Hotel Trust, Series 2019-HNLA, Class A
6,000,000	2.647% (1 Month LIBOR USD + 0.989%), 4/15/32 [1]	5,994,545
TOTAL MORTGAGE BACKED SECURITIES
(Cost $6,296,141)		6,294,970

UNITED STATES TREASURY OBLIGATIONS: 12.1%
United States Treasury Bills: 10.5%
10,300,000	1.523%, 3/3/20 [4,5]	10,299,583
13,900,000	1.528%, 3/10/20 [4,5]	13,895,609
9,000,000	1.564%, 3/12/20 [4,5]	8,996,328
10,000,000	1.552%, 3/24/20 [4,5]	9,991,237
1,500,000	1.557%, 3/31/20 [4,5]	1,498,290
		44,681,047

	United States Treasury Notes: 1.6%
7,000,000	2.500%, 5/31/20	7,017,910

	TOTAL UNITED STATES TREASURY OBLIGATIONS
	(Cost $51,693,116)	51,698,957

	SHORT-TERM INVESTMENTS: 3.4%
	COMMERCIAL PAPER: 2.6%
	Auto Manufacturers: 1.7%
	Nissan Motors Corp.
7,000,000	1.678%, 3/16/20	6,994,281
	Specialty Chemicals: 0.9%
	Sherwin Williams Co.
4,000,000	1.702%, 3/24/20	3,995,728
	TOTAL COMMERCIAL PAPER
	(Cost $10,990,369)	10,990,009

Shares
	MONEY MARKET FUNDS: 0.8%
3,547,248	First American Treasury Obligations Fund, Class X, 1.488% [6]	3,547,248
	TOTAL MONEY MARKET FUNDS
	(Cost $3,547,248)	3,547,248

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,537,617)	14,537,257

	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $426,754,465)	427,286,654
	Liabilities in Excess of Other Assets: (0.4)%	(1,789,352)
	TOTAL NET ASSETS: 100.0%	$425,497,302

	CLO - Collateralized Loan Obligation
	DLY - Daily
	FCPR - Federal Reserve Bank Prime Loan Rate U.S.
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	USD - United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on February 29, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on February 29, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Perpetual call date security. Date shown is next call date.
[4]	Rate represents the annualized effective yield to maturity from the purchase price.
[5]	Zero coupon security.
[6]	The rate quoted is the annualized seven-day effective yield as of February 29, 2020.

Summary of Fair Value Exposure at February 29, 2020 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020.

Description	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$51,081,699	$-	$51,081,699
Collateralized Loan Obligations	-	33,734,058	-	33,734,058
Collateralized Mortgage Obligations	-	23,001,544	-	23,001,544
Corporate Bonds [1]	-	226,929,551	-	226,929,551
Federal Agency Obligations	-	20,008,618	-	20,008,618
Mortgage Backed Securities	-	6,294,970	-	6,294,970
United States Treasury Obligations	-	51,698,957	-	51,698,957
Commercial Paper [1]	-	10,990,009	-	10,990,009
Money Market Funds	3,547,248	-	-	3,547,248
Total Investments in Securities	$3,547,248	$423,739,406	$-	$427,286,654

[1] See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tidal ETF Trust

By (Signature and Title)             /s/ Eric W. Falkeis
 Eric W. Falkeis, President/Principal Executive Officer

Date        4/13/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
 Eric W. Falkeis, President/Principal Executive Officer

Date        4/13/2020

By (Signature and Title)*          /s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date         4/13/2020

* Print the name and title of each signing officer under his or her signature.